Touchstone Bond Fund Investment Strategy - Touchstone Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests at least 80% of its assets (including borrowing for investment purposes) in bonds. This is a non-fundamental investment policy that the Fund can change upon 60 days’ prior written notice to shareholders. Bonds include mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities. The Fund may engage in frequent and active trading as part of its principal investment strategy. In deciding which securities to buy and sell for the Fund, the Fund’s sub-adviser, Fort Washington Investment Advisors, Inc. (“Fort Washington”), analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund’s portfolio. In building the Fund’s portfolio, Fort Washington primarily invests in investment-grade debt securities, but may invest up to 30% of the Fund’s total assets in non-investment-grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization (“NRSRO”). Non-investment-grade debt securities are often referred to as “junk bonds” and are considered speculative. The Fund’s investment policies are based on credit ratings at the time of purchase. The Fund may also invest up to 20% of its total assets in foreign-issued debt denominated in either the U.S. dollar or a foreign currency. Foreign-issued debt may include debt securities of emerging market countries. Additionally, in order to implement its investment strategy, the Fund may invest in collateralized loan obligations, mortgage dollar-roll transactions and reverse repurchase agreements, and in derivatives including forwards and futures contracts, interest rate and credit default swap agreements, and options. Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. These investments may be used for both gaining and hedging market exposure, to adjust the Fund’s duration, to manage interest rate risk, and for any other purposes consistent with the Fund’s investment strategies and limitations.